Commitments and Contingencies - Summary of Lease Obligations Under Non-cancellable Operating Leases (Detail)	Jun. 30, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within 1 year	$ 4,149
2 - 3 years	7,115
4 - 5 years	835
Total	$ 12,099